OTHER LIABILITIES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER LIABILITIES.
Schedule of Other Liabilities

Other liabilities as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Other tax payable	$1,630,159	$1,623,217
Accounts payable	3,874	—
Accrued payroll	172,508	101,656
Compensation payable	1,260,000	1,260,000
Legal fee payable	381,224	276,782
Loans payable	263,205	—
Audit fee payable	60,000	51,294
Rental and property management fee payable	264,689	269,392
Other payables	271,529	132,927
	$4,307,188	$3,715,268

Other liabilities as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Other tax payable	$1,623,217	$1,428,070
Accrued payroll	101,656	54,010
Other payables	1,990,395	1,674,941
	$3,715,268	$3,157,021

Other liabilities as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Other tax payable	$1,428,070	$1,223,716
Accrued payroll	54,010	41,215
Other payables	1,674,941	1,287,154
	$3,157,021	$2,552,085